RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS
Related party loans	$ 35,000		$ 35,000
Related party payable	87,000		243,424
Payment to related party	156,424
Related party receivables	83,375		82,250	16,125
Revenue from related party	$ 3,125	$ 1,125	$ 108,500	$ 3,000